Property and Equipment - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and Equipment
Less: Accumulated depreciation	¥ (23,173)	$ (3,360)	¥ (15,993)
Total property and equipment, net	11,450	1,660	14,914
Vehicles
Property and Equipment
Property, Plant and Equipment, Gross	28,591	4,145	27,599
Electronic equipment
Property and Equipment
Property, Plant and Equipment, Gross	5,156	748	2,558
Leasehold improvement
Property and Equipment
Property, Plant and Equipment, Gross	417	60	417
Furniture
Property and Equipment
Property, Plant and Equipment, Gross	¥ 459	$ 67	¥ 333